Financial Instruments	12 Months Ended
Dec. 31, 2013
Investments All Other Investments [Abstract]
Financial Instruments

21. FINANCIAL INSTRUMENTS

[a]	Foreign exchange contracts

At December 31, 2013, the Company had outstanding foreign exchange forward contracts representing commitments to buy and sell various foreign currencies. Significant commitments are as follows:

	For Canadian dollars				For U.S. dollars
Buy (Sell)	U.S. dollar amount	Weighted average rate	Euro amount	Weighted average rate	Peso amount	Weighted average rate
2014	206	1.05974	47	1.34745	3,509	0.07128
2014	(656)	1.03832	(12)	1.40577	(2)	0.07678
2015	54	1.04289	12	1.44078	2,174	0.07170
2015	(332)	1.04592	(1)	1.42922	0	0
2016	17	1.03766	0	0	510	0.07166
2016	(185)	1.06735	0	0	0	0
2017	(85)	1.07747	0	0	0	0
2018	(2)	1.08040	0	0	0	0

	(983)		46		6,191

	For euros
Buy (Sell)	U.S. dollar amount	Weighted average rate	GBP amount	Weighted average rate	Czech koruna amount	Weighted average rate
2014	37	0.74048	31	1.14482	2,142	0.03956
2014	(123)	0.75973	(42)	1.16896	(8)	0.03890
2015	6	0.74375	13	1.19170	1,303	0.03945
2015	(80)	0.75549	(15)	1.16338	0	0
2016	2	0.73702	0	0	187	0.03904
2016	(34)	0.75060	(1)	1.17217	0	0
2017	(16)	0.73141	0	0	0	0

	(208)		(14)		3,624

Based on forward foreign exchange rates as at December 31, 2013 for contracts with similar remaining terms to maturity, the gains and losses relating to the Company’s foreign exchange forward contracts recognized in other comprehensive income are approximately $62 million and $65 million, respectively [note 20].

The Company does not enter into foreign exchange forward contracts for speculative purposes.

[b]	Natural gas swap contracts

The Company uses natural gas swap contracts to manage the cash flow risk of a portion of its forecasted natural gas swap contracts purchases in Canada and the United States. The Company does not enter into natural gas swap contracts for speculative purposes.

The natural gas swap contracts outstanding at December 31, 2013 have a total volume of 0.2 million Gigajoule [“GJ”] and a fixed price of $6.50 per GJ for Canada and a total volume of 0.2 million MMBTU [“Million British Thermal Units”] and a fixed price of $7.06 per MMBTU for the United States. These natural gas swap contracts extend through to December 2014.

The unrealized losses on these natural gas swap contracts at December 31, 2013 were $1 million [2012 - $4 million] and are recognized in other comprehensive income [note 20].

[c]	Financial assets and liabilities

The Company’s financial assets and liabilities consist of the following:

	2013	2012

Held-for-trading
Cash and cash equivalents	$1,554	$1,522
Investment in ABCP [note 8]	92	90

	$1,646	$1,612

Held-to-maturity investments
Severance investments	$5	$8

Available-for-sale investments
Equity investments	$4	$9

Loans and receivables
Accounts receivable	$5,246	$4,774
Long-term receivables included in other assets [note 12]	111	95

	$5,357	$4,869

Other financial liabilities
Bank indebtedness	$41	$71
Long-term debt (including portion due within one year)	332	361
Accounts payable	4,781	4,450

	$5,154	$4,882

Derivatives designated as effective hedges, measured at fair value
Foreign currency contracts
Prepaid expenses	$42	$37
Other assets	20	32
Other accrued liabilities	(37)	(11)
Other long-term liabilities	(28)	(9)

	(3)	49

Natural gas contracts
Prepaid expenses	0	2
Other accrued liabilities	(1)	(3)
Other long-term liabilities	0	(1)

	(1)	(2)

	$(4)	$47

[d]	Derivatives designated as effective hedges, measured at fair value

The Company presents derivatives that are designated as effective hedges at gross fair values in the Consolidated Balance Sheets. However, master netting and other similar arrangements allow net settlements under certain conditions. The following table shows the Company’s derivative foreign currency contracts at gross fair value as reflected in the Consolidated Balance Sheets and the unrecognized impacts of master netting arrangements:

	Gross amounts presented in Consolidated Balance Sheets	Gross amounts not offset in Consolidated Balance Sheets	Net Amounts

December 31, 2013
Assets	$62	$42	$20
Liabilities	$(65)	$(42)	$(23)

December 31, 2012
Assets	$69	$20	$49
Liabilities	$(20)	$(20)	$0

[e]	Fair value

The Company determined the estimated fair values of its financial instruments based on valuation methodologies it believes are appropriate; however, considerable judgment is required to develop these estimates. Accordingly, these estimated fair values are not necessarily indicative of the amounts the Company could realize in a current market exchange. The estimated fair value amounts can be materially affected by the use of different assumptions or methodologies. The methods and assumptions used to estimate the fair value of financial instruments are described below:

Cash and cash equivalents, accounts receivable, bank indebtedness and accounts payable.

Due to the short period to maturity of the instruments, the carrying values as presented in the consolidated balance sheets are reasonable estimates of fair values.

Investments

At December 31, 2013, the Company held Canadian third party ABCP with a face value of Cdn$107 million [2012 - Cdn$107 million]. The carrying value and estimated fair value of this investment was Cdn$99 million [2012 - Cdn$90 million]. As fair value information is not readily determinable for the Company’s investment in ABCP, the fair value was based on a valuation technique estimating the fair value from the perspective of a market participant [note 8].

At December 31, 2013, the Company held available-for-sale investments in publicly traded companies. At December 31, 2013, the carrying value and fair value of these investments was $4 million [2012 - $9 million], which was based on the closing share prices of these investments.

Term debt

The Company’s term debt includes $230 million due within one year. Due to the short period to maturity of this debt, the carrying value as presented in the consolidated balance sheet is a reasonable estimate of its fair value.

[f]	Credit risk

The Company’s financial assets that are exposed to credit risk consist primarily of cash and cash equivalents, accounts receivable, held-to-maturity investments and foreign exchange and commodity forward contracts with positive fair values.

Cash and cash equivalents, which consist of short-term investments, are only invested in governments, bank term deposits and bank commercial paper with an investment grade credit rating. Credit risk is further reduced by limiting the amount which is invested in certain governments or any major financial institution.

The Company’s held-for-trading investments include an investment in ABCP [note 8]. Given the continuing uncertainties regarding the value of the underlying assets, the amount and timing of cash flows and the risk of collateral calls in the event that spreads widened considerably, the Company could be exposed to further losses on its investment.

The Company is also exposed to credit risk from the potential default by any of its counterparties on its foreign exchange forward contracts. The Company mitigates this credit risk by dealing with counterparties who are major financial institutions that the Company anticipates will satisfy their obligations under the contracts.

In the normal course of business, the Company is exposed to credit risk from its customers, substantially all of which are in the automotive industry and are subject to credit risks associated with the automotive industry. For the year ended December 31, 2013, sales to the Company’s six largest customers represented 83% of the Company’s total sales; and substantially all of its sales are to customers in which the Company has ongoing contractual relationships.

[g]	Currency risk

The Company is exposed to fluctuations in foreign exchange rates when manufacturing facilities have committed to the delivery of products for which the selling price has been quoted in currencies other than the facilities’ functional currency, and when materials and equipment are purchased in currencies other than the facilities’ functional currency. In an effort to manage this net foreign exchange exposure, the Company employs hedging programs, primarily through the use of foreign exchange forward contracts [note 21[a]].

As at December 31, 2013, the net foreign exchange exposure, after considering the impact of foreign exchange contracts, was not material.

[h]	Interest rate risk

The Company is not exposed to significant interest rate risk due to the short-term maturity of its monetary current assets and current liabilities. In particular, the amount of interest income earned on cash and cash equivalents is impacted more by investment decisions made and the demands to have available cash on hand, than by movements in interest rates over a given period.

In addition, the Company is not exposed to interest rate risk on its long-term debt instruments as the interest rates on these instruments are fixed.